Share Capital (Details) - Schedule of Issued and Fully Paid Share Capital - GBP (£) £ in Thousands, shares in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Capital (Details) - Schedule of Issued and Fully Paid Share Capital [Line Items]
Issued and fully paid share capital, Shares		768,798	752,934
Issued and fully paid share capital	£ 55	£ 55	£ 55
Class A Ordinary Shares [Member]
Share Capital (Details) - Schedule of Issued and Fully Paid Share Capital [Line Items]
Issued and fully paid share capital, Shares		768,798	112,010
Issued and fully paid share capital		£ 55	£ 8
Class C Ordinary Shares [Member]
Share Capital (Details) - Schedule of Issued and Fully Paid Share Capital [Line Items]
Issued and fully paid share capital, Shares			640,924
Issued and fully paid share capital			£ 47